Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of significant accounting policies
Schedule of estimated useful lives of property, equipment and software

Category	Estimated useful lives
Electronic equipment	3-5 years
Office equipment	5 years
Vehicles	5 years
Logistic and warehouse equipment	5-10 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term
Software	3-5 years
Building	40 years
Building improvement	5-10 years

Schedule of estimated useful lives of intangible assets

Category	Estimated useful lives
Strategic Cooperation	5 years
Non-compete	5-8 years
Technology	2-7 years
Domain names and trademarks	5-20 years
Others	2-10 years

ASU 2016-18
Summary of significant accounting policies
Schedule of impacts on consolidated statements of cash flows

Year ended December 31, 2016	Previously reported	Adjustments	As Revised
	RMB	RMB	RMB

Net cash provided by operating activities	8,767,017	(526,646)	8,240,371
Net cash used in investing activities	(48,268,577)	2,787,142	(45,481,435)
Net cash provided by financing activities	40,699,471	—	40,699,471
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	709,916	16,546	726,462
Net increase in cash, cash equivalents, and restricted cash	1,907,827	2,277,042	4,184,869

Year ended December 31, 2017	Previously reported	Adjustments	As Revised
	RMB	RMB	RMB

Net cash provided by operating activities	24,821,273	2,035,454	26,856,727
Net cash used in investing activities	(37,498,092)	(2,317,199)	(39,815,291)
Net cash provided by financing activities	19,234,985	—	19,234,985
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(641,534)	—	(641,534)
Net increase in cash, cash equivalents, and restricted cash	5,916,632	(281,745)	5,634,887